NICHOLAS LIMITED EDITION, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF SEPTEMBER 30, 2020

SHARES OR
PRINCIPAL
AMOUNT	VALUE

COMMON STOCKS 92.79%
Consumer Discretionary Automobiles &
Components 1.60%
82,000 Dorman Products, Inc. * $ 7,411,160
------------

Consumer Discretionary Durables &
Apparel 2.18%
170,000 La Z Boy Incorporated 5,377,100
171,500 Lovesac Company (The) * 4,752,265

--------------
10,129,365
------------

Consumer Discretionary Retailing 3.92%
68,500 Murphy USA Inc. * 8,786,495
107,500 Ollie's Bargain Outlet Holdings, Inc. * 9,390,125
------------

18,176,620
------------

Consumer Discretionary Services 2.97%
265,000 Carriage Services, Inc. 5,912,150
352,500 Wendy's Company (The) 7,858,987
------------

13,771,137
------------

Consumer Staples Food & Staples
Retailing 2.70%
170,000 Grocery Outlet Holding Corp. * 6,684,400
88,000 PriceSmart, Inc. 5,847,600
------------

12,532,000
------------

Consumer Staples Food, Beverage &
Tobacco 1.65%

300,000 Nomad Foods Limited * 7,644,000
-------------

Financials Banks 0.94%
136,000 Glacier Bancorp, Inc. 4,358,800
-------------

Financials Diversified 3.21%
116,500 Cohen & Steers, Inc. 6,493,710
52,300 Morningstar, Inc. 8,399,903
-------------

14,893,613
-------------

Financials Insurance 1.88%
170,000 Brown & Brown, Inc. 7,695,900
12,000 Goosehead Insurance, Inc. Class A 1,039,080
-------------

8,734,980
-------------

Health Care Equipment & Services 8.56%
92,500 NuVasive, Inc. * 4,492,725
70,000 Omnicell, Inc. * 5,226,200
46,000 STERIS plc 8,104,740
122,000 Tabula Rasa HealthCare, Inc. * 4,973,940
302,246 Vocera Communications, Inc. * 8,789,314
265,000 Wright Medical Group N.V. * 8,093,100
-------------

39,680,019
-------------

Health Care Pharmaceuticals,
Biotechnology & Life Sciences 6.18%
33,500 Bio Techne Corporation 8,298,955
49,000 ICON plc * 9,363,410
145,000 Prestige Consumer Healthcare Inc. * 5,280,900
107,500 Syneos Health, Inc. * 5,714,700
-------------

28,657,965
-------------

Industrials Capital Goods 4.96%
137,500 A.O. Smith Corporation 7,260,000
185,000 Beacon Roofing Supply, Inc. * 5,747,950
220,210 BMC Stock Holdings, Inc. * 9,431,594

10,000 Patrick Industries, Inc. 575,200
-------------

23,014,744
-------------

Industrials Commercial & Professional
Services 10.30%
100,000 Exponent, Inc. 7,203,000
202,500 Healthcare Services Group, Inc. 4,359,825
160,000 IAA, Inc. * 8,331,200
88,000 ICF International, Inc. 5,414,640
375,000 KAR Auction Services, Inc. 5,400,000
160,000 Ritchie Bros. Auctioneers Incorporated 9,480,000
135,696 SP Plus Corporation * 2,435,743
156,940 US Ecology, Inc. 5,127,230
-------------

47,751,638
-------------

Industrials Transportation 4.51%
164,000 Knight Swift Transportation Holdings Inc. 6,674,800
440,649 Marten Transport, Ltd. 7,191,392
168,500 Werner Enterprises, Inc. 7,075,315
-------------

20,941,507
-------------

Information Technology Semiconductors &
Semiconductor Equipment 4.65%
255,000 Lattice Semiconductor Corporation * 7,384,800
160,280 Power Integrations, Inc. 8,879,512
100,100 Semtech Corporation * 5,301,296
-------------

21,565,608
-------------

Information Technology Software &
Services 24.61%
77,500 BlackLine, Inc. * 6,946,325
71,750 CyberArk Software Ltd. * 7,420,385
179,000 Descartes Systems Group Inc. (The) * 10,199,420
192,500 EVERTEC, Inc. 6,681,675
102,500 ExlService Holdings, Inc. * 6,761,925
305,000 i3 Verticals, Inc. Class A * 7,701,250
149,800 Mimecast Limited * 7,028,616
58,500 Paylocity Holding Corporation * 9,443,070
78,000 Q2 Holdings, Inc. * 7,118,280
70,000 Qualys, Inc. * 6,860,700

130,000 Rapid7, Inc. * 7,961,200
325,000 Repay Holdings Corporation * 7,637,500
225,000 SailPoint Technologies Holdings, Inc. * 8,903,250
41,500 Varonis Systems, Inc. * 4,789,930
135,900 WNS (Holdings) Limited * 8,692,164
------------

114,145,690
------------

Materials 4.93%
59,500 AptarGroup, Inc. 6,735,400
237,500 Avient Corporation 6,284,250
281,000 GCP Applied Technologies Inc. * 5,886,950
95,292 UFP Technologies, Inc. * 3,946,995
------------

22,853,595
------------

Real Estate 3.04%
154,933 Community Healthcare Trust Incorporated 7,244,667
154,200 NexPoint Residential Trust, Inc. 6,838,770
------------

14,083,437
------------

TOTAL COMMON STOCKS
(cost $266,570,584) 430,345,878
------------

SHORT TERM INVESTMENTS 6.78%
U.S. Government Securities 5.39%
$3,000,000 U.S. Treasury Bill 10/01/2020, 0.030% 3,000,000
3,000,000 U.S. Treasury Bill 10/08/2020, 0.035% 2,999,979
5,000,000 U.S. Treasury Bill 11/03/2020, 0.071% 4,999,679
5,000,000 U.S. Treasury Bill 11/10/2020, 0.046% 4,999,750
4,000,000 U.S. Treasury Bill 11/12/2020, 0.051% 3,999,767
5,000,000 U.S. Treasury Bill 12/03/2020, 0.041% 4,999,650
------------
24,998,825
------------

Money Market Fund 1.39%
6,435,798 Invesco Treasury Portfolio Short Term
Investments Trust (Institutional Class),
7 day net yield 0.02% 6,435,798
------------

TOTAL SHORT TERM INVESTMENTS

(cost $31,434,623) 31,434,623
------------

TOTAL INVESTMENTS
(cost $298,005,207) 99.57% 461,780,501
------------

OTHER ASSETS, NET OF LIABILITIES 0.43% 2,017,346
------------
TOTAL NET ASSETS
(basis of percentages disclosed
above) 100% $463,797,847
------------
------------

* Non-incoming producing.

As of September 30, 2020, investment cost for federal tax purposes was $297,721,284 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$172,676,316
Unrealized depreciation	(8,617,099)
------------
Net unrealized appreciation	$164,059,217
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 10.

The three tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1   quoted prices in active markets for identical investments

     Level 2   other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3   significant unobservable inputs (including the Fund’s own
               assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs in Securities

Level 1
Common Stocks(1)	$430,345,878
Money Market Fund	6,435,798
Level 2
U.S. Government Securities	24,998,825
Level 3
None

Total	$461,780,501

(1) See Schedule above for further detail by industry.